EQUIPMENT - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 3,123,762	$ 3,082,905
Accumulated Depreciation	2,676,346	2,539,708
Net Book Value	447,416	543,197
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,282,277	2,282,277
Accumulated Depreciation	1,987,020	1,909,186
Net Book Value	295,257	373,091
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	841,485	800,628
Accumulated Depreciation	689,326	630,522
Net Book Value	$ 152,159	$ 170,106